SHARE CAPITAL (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Authorized share capital:
1,000 Shares of $1 each	$ 1,000	$ 1,000
Issued and outstanding share capital:
100 Shares of $1 each	$ 100	$ 100
Common Stock, Par Value (in dollars per share)	$ 1	$ 1